UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-23053

American Funds Retirement Income Portfolio Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2020

Gregory F. Niland

American Funds Retirement Income Portfolio Series

5300 Robin Hood Road

Norfolk, Virginia 23513

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Retirement Income Portfolio SeriesSM Annual report for the year ended October 31, 2020

Portfolios designed
to help address
your retirement
income needs

American Funds, by Capital Group, is one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

American Funds Retirement Income Portfolio — ConservativeSM strives for the accomplishment of three investment objectives: current income, long-term growth of capital and conservation of capital, with an emphasis on income and conservation of capital.

American Funds Retirement Income Portfolio — ModerateSM strives for the balanced accomplishment of three investment objectives: current income, long-term growth of capital and conservation of capital.

American Funds Retirement Income Portfolio — EnhancedSM strives for the accomplishment of three investment objectives: current income, long-term growth of capital and conservation of capital, with an emphasis on income and growth of capital.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2020 (the most recent calendar quarter-end). Returns reflect the maximum 5.75% sales charge. Also shown are the expense ratios as of the series prospectus dated January 1, 2021 (unaudited).

	Cumulative	Average annual
	total returns	total returns
			Lifetime	Expense
Class A shares	1 year	5 years	(since 8/28/15)	ratios

American Funds Retirement Income Portfolio — Conservative	0.16%	4.63%	4.31%	0.64%
American Funds Retirement Income Portfolio — Moderate	–1.16	5.22	4.78	0.62
American Funds Retirement Income Portfolio — Enhanced	–2.01	5.85	5.31	0.63

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information.

American Funds Retirement Income Portfolio Series funds invest in Class R-6 shares of the underlying funds.

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The American Funds Retirement Income Portfolio Series investment allocations may not achieve fund objectives, and adequate income through retirement is not guaranteed. The funds’ risks are directly related to the risks of the underlying funds. Payments consisting of return of capital will result in a decrease in an investor’s fund share balance. Higher rates of withdrawal and withdrawals during declining markets may result in a more rapid decrease in an investor’s fund share balance. Persistent returns of capital could ultimately result in a zero account balance. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

4	The value of a $10,000 investment

6	About American Funds Retirement Income Portfolio Series

7	Portfolios designed to serve the unique needs of retirees

8	Investment portfolios

14	Financial statements

43	Board of trustees and other officers

Fellow investors:

All three portfolios in American Funds Retirement Income Portfolio Series posted positive returns for the fiscal year ended October 31, 2020.

The Conservative portfolio rose 3.75% for the period, which included dividends and capital gains totaling 37 cents a share. The fund’s income return was 2.56% for those choosing to reinvest dividends and 2.54% for those taking dividends in cash.

The Moderate portfolio rose 1.82%, which included dividends and capital gains totaling 45 cents a share. The fund’s income return was 2.69% with dividends reinvested and 2.67% for those taking dividends in cash.

Finally, the Enhanced portfolio rose 0.50%, including dividends and capital gains of about 49 cents a share. The fund’s income return was 2.71% with dividends reinvested and 2.68% for investors taking dividends in cash.

By way of comparison, the Standard & Poor’s Target Date Retirement Income Index, the series’ primary benchmark, rose 5.04% for the 12-month period.

About the series

Effective January 1, 2020, the Portfolio Oversight Committee (POC) was split into two distinct teams, one of which — the Portfolio Solutions Committee — now oversees American Funds Retirement Income Portfolio Series. The Portfolio Solutions Committee includes prior POC members Alan Berro, Wesley Phoa and Andrew Suzman, and additional portfolio managers Michelle Black, Samir Mathur, John Queen and Will Robbins.

In creating the series, the POC carefully selected a mix of individual American Funds, employing an objective-based process and rigorous analysis. The Portfolio Solutions Committee regularly monitors each fund in the series. Each portfolio is designed to provide retirement income

Results at a glance

For periods ended October 31, 2020, with all distributions reinvested

	Cumulative	Average annual
	total returns	total returns
			Lifetime
	1 year	5 years	(since 8/28/15)

American Funds Retirement Income Portfolio — Conservative (Class A shares)	3.75%	4.89%	5.14%
American Funds Retirement Income Portfolio — Moderate (Class A shares)	1.82	5.18	5.53
American Funds Retirement Income Portfolio — Enhanced (Class A shares)	0.50	5.54	6.01
Standard & Poor’s Target Date Retirement Income Index*	5.04	5.08	5.16
Lipper Retirement Income Funds Index†	0.84	4.04	4.17

*	The S&P Target Date Retirement Income Index, a component of the S&P Target Date Index Series, has an asset allocation and glide path that represent a market consensus across the universe of target date fund managers. The index is fully investable, with varying levels of exposure to the asset classes determined during an annual survey process of target date funds’ holdings. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Investors cannot invest directly in an index. Source: S&P Dow Jones Indices LLC.
†	Lipper Retirement Income Funds Index is composed of funds designed to combine professional asset management with professionally managed withdrawals to assist investors in retirement. The results of the underlying funds in the index include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category. Source: Refinitiv Lipper.

Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. Source: Bloomberg Index Services Ltd. S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. Source: S&P Dow Jones Indices LLC.

American Funds Retirement Income Portfolio Series	1

based on an investor’s risk tolerance and withdrawal rates. To learn more about the three portfolios, see page 6.

The economy

It would be difficult to find a news article or commentary about the year 2020 that does not include the word “unprecedented” as a descriptor. So, first, we acknowledge that this year has presented the world with challenges on a scale not seen in recent history. The global pandemic created chaos and hardships. Civil unrest fostered a sense of danger and loss of control. The political landscape was volatile and more rancorous than usual. There was plenty of general uncertainty.

As a result of precautions taken to deal with the COVID-19 pandemic, this past March saw a near-total shutdown of the nation. To help prop up the battered economy, which had been doing fairly well until that point, the government passed the largest stimulus bill in U.S. history (a $2 trillion relief package). For its part, the Federal Reserve expanded its balance sheet from $4.3 trillion in mid-March to $7.2 trillion in early June. In the period that followed, parts of the economy began to reopen and signs of recovery became evident. Strong GDP numbers in the third quarter represented about a two-thirds recovery of those first-quarter losses.

To date, while the course of the pandemic remains uncertain, there are signs of life in the economy. Some important points should be kept in mind: This year, the U.S. economy experienced a contraction of a magnitude not seen since the Great Depression. However, this sits in stark contrast to the strength of some parts of the stock market, which have surged during this time. While it may be tempting to contrast a healthy stock market with the fact that many people are suffering financially, physically and emotionally, we think it’s important to acknowledge that markets are not an index of general social well-being. Equity indexes are not rigidly connected to the state of the world or peoples’ lives. Finally, investors are usually encouraged to look at the big picture, but in such an unusual environment, this becomes more difficult. We can be cautiously optimistic about the future and, based on past recoveries, have reason to hope 2020 will be a bleak period to look back on from much brighter circumstances.

The stock market

This year, it became more difficult than usual to group stocks and companies and to frame a big picture that would help us understand this environment. Stock selection came increasingly into focus for investors. Our approach is always to closely scrutinize each company and investment and this year it had to be that much more granular – that is, deciding to “buy tech” was not enough. With a slow and erratic recovery, there was time for investment managers to make decisions based on fundamental research. That said, macro factors were at play in some sectors: Notably, an oil price war between Russia and Saudi Arabia sent oil prices and energy stocks plummeting.

For the most part, however, the reporting period saw extraordinary growth among larger U.S. companies within major indexes. Tesla shares soared 392%. Apple became the first U.S. company with a market capitalization of $2 trillion, only two years after surpassing the $1 trillion milestone. Like several other large tech companies, Apple benefited from robust online sales and strong demand while consumers sheltered at home. Amazon, Alphabet and Facebook also outpaced the broader market and touched record highs.

By the end of the reporting period, global stocks had posted a second consecutive quarter of strong gains following the earlier selloff. Both developed and emerging markets rose, supported by massive government stimulus measures and investor optimism for a global economic recovery. Businesses reopened, and consumers adapted to new guidelines affecting work, commerce and recreation. Many trends evident since March continued, with growth stocks meaningfully outpacing value stocks, U.S. equity markets leading their non-U.S. peers and dividend-paying equities significantly lagging low- and non-yielding securities. For funds of funds, dividend-oriented strategies did not display the buoyancy in this recession that they have in past equity bear markets. Some dividend-paying stocks that had been quite resilient in the past were negatively impacted by the demand shock from pandemic-related public health measures.

While additional COVID-19 outbreaks sent markets somewhat lower in September, the broad equity market, led by technology stocks, completed a full reversal of the bear market’s steep losses: Between March 23 and September 2, the Standard & Poor’s 500 Composite Index soared over 61%.

The bond market

We believe that different types of fixed income investments play different roles in investor portfolios. Bond funds should provide diversity from equities, capital preservation, income, and inflation protection. U.S. bonds have done this very successfully in 2020.

Bond returns in the first calendar quarter were mixed, with U.S. Treasuries rallying 8% as demand soared for perceived safe-haven assets. Investment-grade (bonds rated BBB/Baa and above) and high-yield corporate bond returns fell 4% and 13%, respectively. In late March, the Fed cut interest rates to near zero and purchased assets aggressively, including, for the first time, corporate bonds. The European Central Bank also launched a bond-buying program to ease fears and provide a backstop.

2	American Funds Retirement Income Portfolio Series

By the third calendar quarter, U.S. bond markets continued modest gains, as investment-grade corporate and high-yield debt more than recovered their first-quarter losses. Government bond returns were modest as demand for safety waned. The Fed left rates unchanged and maintained existing commitments to provide sustained stimulus as virus cases continued to increase into the fall.

The Bloomberg Barclays U.S. Aggregate Index gained less than 1% for the third calendar quarter but was up over 6% year to date. High-yield and emerging market debt benefited from investors’ increased appetite for risk during the third quarter.

Inside the series

Each portfolio, which focuses on generating income from bonds and dividend-paying stocks, produced positive returns, although they were lower than those of their benchmark index.

Most of the portfolios’ equity exposure is in U.S. stocks, which outpaced international equity markets over the fiscal year. In certain underlying equity-focused funds, holdings in U.S. energy — the worst-performing sector — also weighed on results. As income strategies, the portfolios emphasize dividend-paying stocks, which were out of favor during the period as investors flocked to low-yielding growth stocks in sectors like information technology. Although dividend-paying stocks will sometimes trail the broader market, we believe they should be an integral part of a retirement income strategy, as dividend-paying stocks provide both income and appreciation potential with less volatility than growth-oriented stocks. During the fiscal year, all but one of the underlying bond funds outpaced their respective benchmark indexes. The bond portfolios are designed to provide a mix of income, inflation protection, capital preservation and diversification from equities.

Moving forward

As we have clearly seen this year, our emphasis and reliance on multiple perspectives is more important than ever. With different sectors of the markets performing with such disparity, our system of investing — The Capital SystemSM — has become ever more critical. We intentionally emphasize multiple, diverse perspectives within the portfolio management teams of our underlying funds, with each manager controlling a slice of the overall portfolio. In this way, no one person drives all investment decision-making, and the portfolios reflect a variety of experiences and ideas.

As we continue to press forward, we are right there, with you. The next year will be filled with challenges, some extraordinary, some expected. Although the timing is uncertain, we are anticipating a vaccine, which will have to be tested, approved and distributed sufficiently to be effective. The U.S. political landscape will have shifted. Markets will continue to react. All that considered, we believe that, as always, the markets ultimately will rebalance and the economy will recover. We continue to encourage you to take a long-term view on investing.

As always, we thank you for your trust in our efforts and look forward to reporting to you in the next year.

Cordially,

Andrew B. Suzman
President

December 11, 2020

For current information about the series, visit capitalgroup.com.

American Funds Retirement Income Portfolio Series	3

The value of a $10,000 investment

(for periods ended October 31, 2020, with all distributions reinvested)

Fund results shown are for Class A shares and reflect deduction of the maximum sales charge of 5.75% on a hypothetical $10,000 investment.1 Thus, the net amount invested was $9,425. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Retirement Income Fund — Conservative

Average annual total returns3 based on a $1,000 investment

(for periods ended October 31, 2020)*

			Lifetime
	1 year	5 years	(since 8/28/15)

Class A shares	-2.22%	3.66%	3.94%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

Retirement Income Fund — Moderate

Average annual total returns3 based on a $1,000 investment
(for periods ended October 31, 2020)*

			Lifetime
	1 year	5 years	(since 8/28/15)

Class A shares	-4.06%	3.94%	4.33%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

4	American Funds Retirement Income Portfolio Series

Retirement Income Fund — Enhanced

Average annual total returns3 based on a $1,000 investment
(for periods ended October 31, 2020)*

			Lifetime
	1 year	5 years	(since 8/28/15)

Class A shares	-5.30%	4.30%	4.80%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more.
[2]	The S&P Target Date Retirement Income Index, a component of the S&P Target Date Index Series, has an asset allocation and glide path that represent a market consensus across the universe of target date fund managers. The index is fully investable, with varying levels of exposure to the asset classes determined during an annual survey process of target date funds’ holdings. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Source: S&P Dow Jones Indices LLC.
[3]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information.

American Funds Retirement Income Portfolio Series funds invest in Class R-6 shares of the underlying funds.

There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares. The results shown are before taxes on fund distributions and sale of fund shares.

American Funds Retirement Income Portfolio Series	5

About American Funds Retirement Income Portfolio Series

A trio of investments intended to help meet the unique needs of retirees

American Funds Retirement Income Portfolio Series was created to address the real income needs of retirees. In developing the funds, we surveyed hundreds of retirees and found that they were not only worried about paying their bills, but also about maintaining an enjoyable retirement lifestyle. Finding an appropriate balance between asset growth and withdrawals was a priority, but preservation of their original nest egg was a factor as well.

We took their concerns to heart, creating three portfolios designed to meet different income needs and to accommodate varying levels of risk tolerance.

•	The Conservative portfolio focuses on capital preservation. That means a higher degree of fixed income investments and a lower recommended withdrawal rate.

•	The Moderate portfolio seeks a balance of withdrawals and longevity with a moderate withdrawal rate and moderate risk of loss.

•	The Enhanced portfolio targets higher asset growth through a larger allocation of equity investments. While its composition makes it more vulnerable to volatility, it offers the potential for greater withdrawals.

Income in retirement

When thinking about retirement income, it shouldn’t be confused with income in the traditional sense of bond returns and dividend payments. Rather, it’s about withdrawals taken from the portfolio as a whole which, in some cases, includes drawing on principal. To offset any declines in bond income and dividends, growth is essential. For this reason, each of the three portfolios includes a flexible mix of equity-income funds. As well as offering the potential to grow assets over time, they can help buffer the portfolios in market downturns.

There are no guarantees in investing, but we believe these portfolios can help our investors pursue a successful retirement while seeking to preserve as much of their initial investment as possible.

Experienced oversight and management

The Portfolio Solutions Committee — a group of seven American Funds portfolio managers with an average of 29* years of investment experience between them — is responsible for monitoring the series. They review each portfolio’s holdings, results and distributions to determine they not only remain aligned with their objectives, but that they can support their suggested withdrawal rates now and in the future.

*	Portfolio manager years of experience as of the prospectus dated January 1, 2021.

6	American Funds Retirement Income Portfolio Series

Portfolios designed to serve the unique needs of retirees

American Funds Retirement Income Portfolio Series was launched in August 2015 to help retirees generate income to fund their lifestyles in retirement. The three funds are designed to provide income in retirement that balances the need for income with an investor’s risk tolerance.

The members of the Portfolio Solutions Committee monitor the series to keep the funds aligned with their objectives and to determine whether any changes to the underlying fund allocations are needed.

American Funds Retirement Income Portfolio — Conservative

With significant allocations to The Bond Fund of America® and U.S. Government Securities Fund®, this portfolio focuses on preservation of capital, while still seeking to provide current income.

Underlying funds:

5%	American Mutual Fund®
20%	Capital Income Builder®
15%	The Income Fund of America®
10%	American Balanced Fund®
5%	American Funds Global Balanced FundSM
25%	The Bond Fund of America
10%	U.S. Government Securities Fund
5%	American Funds Inflation Linked Bond Fund®
5%	American Funds Mortgage Fund®

American Funds Retirement Income Portfolio — Moderate

The portfolio includes several fixed income funds, but the allocation is weighted toward equity-income funds like Capital Income Builder and The Income Fund of America.

Underlying funds:

5%	American Mutual Fund
25%	Capital Income Builder
25%	The Income Fund of America
15%	American Balanced Fund
5%	American Funds Global Balanced Fund
10%	The Bond Fund of America
5%	American Funds Inflation Linked Bond Fund
5%	American Funds Mortgage Fund
5%	U.S. Government Securities Fund

American Funds Retirement Income Portfolio — Enhanced

With larger allocations to income-focused equity funds, the portfolio has greater potential upside over the long term and greater potential for current income, but likely will result in more volatility.

Underlying funds:

5%	AMCAP Fund®
5%	American Mutual Fund
25%	Capital Income Builder
25%	The Income Fund of America
20%	American Balanced Fund
10%	American Funds Global Balanced Fund
5%	American Funds Inflation Linked Bond Fund
5%	American High-Income Trust®

AMCAP Fund, a growth-oriented fund, outpaced its benchmark over the fiscal year. However, funds focused at least partly on income — including Capital Income Builder, The Income Fund of America and American Mutual Fund — lagged their respective indexes. Their emphasis on dividend-paying stocks hurt, as those stocks lagged the broader markets. The two balanced funds in the series —American Balanced Fund and American Funds Global Balanced Fund — trailed their benchmarks. Meanwhile, all but one of the bond funds outpaced their indexes (American High-Income Trust was the exception).

The underlying fund allocations are as of October 31, 2020. American Funds Retirement Income Portfolio Series funds are actively monitored, so allocations may vary over time.

American Funds Retirement Income Portfolio Series	7

American Funds Conservative Portfolio

Investment portfolio October 31, 2020

Growth-and-income funds 5%	Shares	Value (000)
American Mutual Fund, Class R-6	1,355,390	$54,459

Equity-income and Balanced funds 49%
Capital Income Builder, Class R-6	3,941,277	222,722
The Income Fund of America, Class R-6	7,782,552	166,624
American Balanced Fund, Class R-6	3,897,297	110,527
American Funds Global Balanced Fund, Class R-6	1,642,001	55,106
		554,979

Fixed income funds 46%
The Bond Fund of America, Class R-6	20,338,471	284,739
U.S. Government Securities Fund, Class R-6	7,664,241	114,121
American Funds Mortgage Fund, Class R-6	5,379,160	56,965
American Funds Inflation Linked Bond Fund, Class R-6	5,106,248	56,679
		512,504

Total investment securities 100% (cost: $1,087,591,000)		1,121,942
Other assets less liabilities 0%		(320)

Net assets 100%		$1,121,622

8	American Funds Retirement Income Portfolio Series

American Funds Conservative Portfolio (continued)

Investments in affiliates1

	Value of affiliates at 11/1/2019 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 10/31/2020 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 5%
American Mutual Fund, Class R-6	$41,243	$16,683	$994	$(37)	$(2,436)	$54,459	$1,165	$1,163
Equity-income and Balanced funds 49%
Capital Income Builder, Class R-6	164,645	82,999	8,976	(517)	(15,429)	222,722	7,295	1,622
The Income Fund of America, Class R-6	123,724	57,840	6,277	(378)	(8,285)	166,624	5,187	2,752
American Balanced Fund, Class R-6	82,771	28,666	2,151	7	1,234	110,527	2,088	2,036
American Funds Global Balanced Fund, Class R-6	41,276	13,961	1,146	(3)	1,018	55,106	842	—
						554,979
Fixed income funds 46%
The Bond Fund of America, Class R-6	206,917	81,309	15,110	(7)	11,630	284,739	5,607	2,925
U.S. Government Securities Fund, Class R-6	82,693	32,549	6,822	240	5,461	114,121	1,511	939
American Funds Mortgage Fund, Class R-6	41,222	14,522	685	1	1,905	56,965	744	382
American Funds Inflation Linked Bond Fund, Class R-6	41,065	11,772	1,538	68	5,312	56,679	565	—
						512,504
Total 100%				$(626)	$410	$1,121,942	$25,004	$11,819

[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

American Funds Retirement Income Portfolio Series	9

American Funds Moderate Portfolio

Investment portfolio October 31, 2020

Growth-and-income funds 5%	Shares	Value (000)
American Mutual Fund, Class R-6	1,386,359	$55,704

Equity-income and Balanced funds 69%
Capital Income Builder, Class R-6	4,990,195	281,996
The Income Fund of America, Class R-6	13,161,310	281,783
American Balanced Fund, Class R-6	5,983,964	169,705
American Funds Global Balanced Fund, Class R-6	1,690,217	56,724
		790,208

Fixed income funds 26%
The Bond Fund of America, Class R-6	8,245,253	115,434
U.S. Government Securities Fund, Class R-6	3,924,312	58,433
American Funds Mortgage Fund, Class R-6	5,514,298	58,396
American Funds Inflation Linked Bond Fund, Class R-6	5,236,847	58,129
		290,392

Total investment securities 100% (cost: $1,112,447,000)		1,136,304
Other assets less liabilities 0%		(318)

Net assets 100%		$1,135,986

10	American Funds Retirement Income Portfolio Series

American Funds Moderate Portfolio (continued)

Investments in affiliates1

	Value of affiliates at 11/1/2019 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 10/31/2020 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 5%
American Mutual Fund, Class R-6	$50,338	$9,630	$1,167	$(19)	$(3,078)	$55,704	$1,318	$1,414
Equity-income and Balanced funds 69%
Capital Income Builder, Class R-6	251,823	57,584	3,595	(197)	(23,619)	281,996	10,327	2,472
The Income Fund of America, Class R-6	251,824	54,075	5,710	(297)	(18,109)	281,783	9,864	5,587
American Balanced Fund, Class R-6	151,081	20,050	3,023	3	1,594	169,705	3,605	3,635
American Funds Global Balanced Fund, Class R-6	50,338	5,735	276	2	925	56,724	956	—
						790,208
Fixed income funds 26%
The Bond Fund of America, Class R-6	100,963	25,157	16,109	152	5,271	115,434	2,556	1,426
U.S. Government Securities Fund, Class R-6	50,370	11,777	7,081	180	3,187	58,433	875	573
American Funds Mortgage Fund, Class R-6	50,351	11,140	5,306	55	2,156	58,396	863	466
American Funds Inflation Linked Bond Fund, Class R-6	50,338	8,713	7,124	340	5,862	58,129	691	—
						290,392
Total 100%				$219	$(25,811)	$1,136,304	$31,055	$15,573

[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

American Funds Retirement Income Portfolio Series	11

American Funds Enhanced Portfolio

Investment portfolio October 31, 2020

Growth funds 5%	Shares	Value (000)
AMCAP Fund, Class R-6	1,562,004	$55,310

Growth-and-income funds 5%
American Mutual Fund, Class R-6	1,376,570	55,311

Equity-income and Balanced funds 80%
The Income Fund of America, Class R-6	13,020,848	278,776
Capital Income Builder, Class R-6	4,933,189	278,775
American Balanced Fund, Class R-6	7,894,269	223,881
American Funds Global Balanced Fund, Class R-6	3,333,272	111,865
		893,297

Fixed income funds 10%
American High-Income Trust, Class R-6	5,924,042	56,989
American Funds Inflation Linked Bond Fund, Class R-6	5,083,021	56,422
		113,411

Total investment securities 100% (cost: $1,093,262,000)		1,117,329
Other assets less liabilities 0%		(345)

Net assets 100%		$1,116,984

12	American Funds Retirement Income Portfolio Series

American Funds Enhanced Portfolio (continued)

Investments in affiliates1

	Value of affiliates at 11/1/2019 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 10/31/2020 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 5%
AMCAP Fund, Class R-6	$—	$56,347	$3,977	$133	$2,807	$55,310	$—	$74
Growth-and-income funds 5%
American Mutual Fund, Class R-6	53,086	8,230	2,743	(149)	(3,113)	55,311	1,367	1,494
Equity-income and Balanced funds 80%
The Income Fund of America, Class R-6	318,568	48,454	62,610	(5,474)	(20,162)	278,776	11,720	7,086
Capital Income Builder, Class R-6	318,919	49,958	60,207	(4,765)	(25,130)	278,775	12,218	3,137
American Balanced Fund, Class R-6	212,431	23,152	12,867	(1,054)	2,219	223,881	4,983	5,071
American Funds Global Balanced Fund, Class R-6	106,412	10,293	6,452	(313)	1,925	111,865	1,974	—
						893,297
Fixed income funds 10%
American High-Income Trust, Class R-6	—	57,075	2,236	19	2,131	56,989	1,156	—
American Funds Inflation Linked Bond Fund, Class R-6	52,999	14,720	17,088	257	5,534	56,422	734	—
						113,411
Total 100%				$(11,346)	$(33,789)	$1,117,329	$34,152	$16,862

[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

American Funds Retirement Income Portfolio Series	13

Financial statements

Statements of assets and liabilities at October 31, 2020	(dollars in thousands)

	Conservative Portfolio	Moderate Portfolio	Enhanced Portfolio
Assets:
Investment securities of affiliated issuers, at value	$1,121,942	$1,136,304	$1,117,329
Receivables for:
Sales of investments	—	965	—
Sales of fund’s shares	1,549	432	1,305
Dividends	585	282	279
Total assets	1,124,076	1,137,983	1,118,913

Liabilities:
Payables for:
Purchases of investments	1,554	282	946
Repurchases of fund’s shares	589	1,397	637
Services provided by related parties	307	315	342
Trustees’ deferred compensation	4	3	4
Total liabilities	2,454	1,997	1,929
Net assets at October 31, 2020	$1,121,622	$1,135,986	$1,116,984

Net assets consist of:
Capital paid in on shares of beneficial interest	$1,079,998	$1,100,063	$1,089,378
Total distributable earnings	41,624	35,923	27,606
Net assets at October 31, 2020	$1,121,622	$1,135,986	$1,116,984

Investment securities of affiliated issuers, at cost	$1,087,591	$1,112,447	$1,093,262

See notes to financial statements.

14	American Funds Retirement Income Portfolio Series

Statements of assets and liabilities at October 31, 2020 (continued)	(dollars and shares in thousands, except per-share amounts)

		Conservative Portfolio	Moderate Portfolio	Enhanced Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$754,580	$907,976	$833,449
	Shares outstanding	66,470	80,050	72,606
	Net asset value per share	$11.35	$11.34	$11.48
Class C:	Net assets	$116,322	$93,104	$82,896
	Shares outstanding	10,299	8,247	7,250
	Net asset value per share	$11.29	$11.29	$11.43
Class T:	Net assets	$11	$10	$10
	Shares outstanding	1	1	1
	Net asset value per share	$11.36	$11.34	$11.48
Class F-1:	Net assets	$25,253	$20,377	$25,868
	Shares outstanding	2,224	1,797	2,253
	Net asset value per share	$11.36	$11.34	$11.48
Class F-2:	Net assets	$104,668	$99,900	$151,713
	Shares outstanding	9,206	8,793	13,197
	Net asset value per share	$11.37	$11.36	$11.50
Class F-3:	Net assets	$9,568	$7,279	$13,965
	Shares outstanding	842	641	1,216
	Net asset value per share	$11.37	$11.35	$11.49
Class R-1:	Net assets	$1,492	$484	$170
	Shares outstanding	132	43	15
	Net asset value per share	$11.32	$11.33	$11.46
Class R-2:	Net assets	$1,549	$2,837	$2,310
	Shares outstanding	137	251	202
	Net asset value per share	$11.33	$11.30	$11.42
Class R-2E:	Net assets	$13	$50	$142
	Shares outstanding	1	4	12
	Net asset value per share	$11.38	$11.36	$11.49
Class R-3:	Net assets	$3,588	$1,294	$1,938
	Shares outstanding	316	114	169
	Net asset value per share	$11.36	$11.33	$11.45
Class R-4:	Net assets	$77,498	$668	$994
	Shares outstanding	6,824	59	87
	Net asset value per share	$11.36	$11.34	$11.49
Class R-5E:	Net assets	$18	$11	$425
	Shares outstanding	1	1	37
	Net asset value per share	$11.43	$11.36	$11.49
Class R-5:	Net assets	$1,748	$14	$11
	Shares outstanding	154	1	1
	Net asset value per share	$11.38	$11.38	$11.51
Class R-6:	Net assets	$25,314	$1,982	$3,093
	Shares outstanding	2,225	174	269
	Net asset value per share	$11.38	$11.37	$11.50

See notes to financial statements.

American Funds Retirement Income Portfolio Series	15

Financial statements (continued)

Statements of operations for the year ended October 31, 2020	(dollars in thousands)

	Conservative Portfolio		Moderate Portfolio	Enhanced Portfolio
Investment income:
Income:
Dividends from affiliated issuers	$25,004		$31,055	$34,152

Fees and expenses*:
Distribution services	3,212		3,599	3,390
Transfer agent services	414		341	419
Reports to shareholders	23		25	26
Registration statement and prospectus	279		239	231
Trustees’ compensation	3		3	3
Auditing and legal	22		23	23
Custodian	12		12	12
Other	7		9	9
Total fees and expenses before reimbursements	3,972		4,251	4,113
Less reimbursements of fees and expenses:
Transfer agent services reimbursements	—	†	— †	— †
Total fees and expenses after reimbursements	3,972		4,251	4,113
Net investment income	21,032		26,804	30,039

Net realized gain and unrealized appreciation (depreciation):
Net realized (loss) gain on sale of investments of affiliated issuers	(626)		219	(11,346)
Capital gain distributions received from affiliated issuers	11,819		15,573	16,862
	11,193		15,792	5,516
Net unrealized appreciation (depreciation) of affiliated issuers	410		(25,811)	(33,789)
Net realized gain and unrealized appreciation (depreciation)	11,603		(10,019)	(28,273)
Net increase in net assets resulting from operations	$32,635		$16,785	$1,766

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

16	American Funds Retirement Income Portfolio Series

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	Conservative Portfolio		Moderate Portfolio		Enhanced Portfolio
	Year ended October 31,		Year ended October 31,		Year ended October 31,
	2020	2019	2020	2019	2020	2019
Operations:
Net investment income	$21,032	$16,478	$26,804	$22,806	$30,039	$24,646
Net realized gain	11,193	6,717	15,792	13,753	5,516	17,581
Net unrealized appreciation (depreciation)	410	41,543	(25,811)	50,013	(33,789)	53,243
Net increase in net assets resulting from operations	32,635	64,738	16,785	86,572	1,766	95,470

Distributions paid to shareholders	(29,398)	(20,809)	(40,915)	(31,509)	(45,381)	(35,791)

Net capital share transactions	293,073	224,737	152,925	187,820	98,472	211,146

Total increase in net assets	296,310	268,666	128,795	242,883	54,857	270,825

Net assets:
Beginning of year	825,312	556,646	1,007,191	764,308	1,062,127	791,302
End of year	$1,121,622	$825,312	$1,135,986	$1,007,191	$1,116,984	$1,062,127

See notes to financial statements.

American Funds Retirement Income Portfolio Series	17

Notes to financial statements

1. Organization

American Funds Retirement Income Portfolio Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of three funds (the “funds”). The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives are as follows:

American Funds Conservative Portfolio	Seeks current income, long-term growth of capital and conservation of capital, with an emphasis on income and conservation of capital.
American Funds Moderate Portfolio	Seeks current income, long-term growth of capital and conservation of capital.
American Funds Enhanced Portfolio	Seeks current income, long-term growth of capital and conservation of capital, with an emphasis on income and growth of capital.

Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser to the underlying funds.

Each fund in the series has 14 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The eight retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 5.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years*
Class T†	Up to 2.50%	None	None
Classes F-1, F-2 and F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Effective June 30, 2020, Class C converts to Class A after eight years.
†	Class T shares are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date.

18	American Funds Retirement Income Portfolio Series

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution and transfer agent services, are charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At October 31, 2020, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Periodic withdrawal risks — There is no guarantee that any of the funds will provide adequate income through retirement. These funds are not designed to, and are not expected to, generate distributions that equal a fixed percentage of each fund’s current net asset value per share. An investor taking periodic withdrawals from any of the funds should not assume that the source of a distribution is dividend or interest income or capital gains; rather, all or a portion of a distribution from any of the funds may consist of a return of capital. A return of capital is a return of all or part of an investor’s original investment in each fund. Each fund’s ability to preserve capital while making periodic distributions to investors is subject to market conditions at the time an investor invests in each fund and during the length of time such investor holds shares of each fund. Even if each fund’s portfolio value grows over time, such growth may be insufficient to enable each fund to make periodic distributions to investors without returning capital to shareholders. Payments consisting of return of capital will result in a decrease in an investor’s fund share balance. Higher rates of withdrawal and withdrawals during declining markets may result in a more rapid decrease in an investor’s fund share balance. Persistent returns of capital could ultimately result in a zero account balance.

American Funds Retirement Income Portfolio Series	19

Additionally, as periodic withdrawals by investors will be made from each fund’s assets and investors are generally not expected to reinvest such distributions in additional fund shares, distributions to investors will reduce the amount of assets available for investment by each fund. Each fund may suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its distributions to shareholders.

Allocation risk — Investments in each fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of each fund’s assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as each fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by each fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that each fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the funds. This strategy could raise certain conflicts of interest when choosing underlying investments for each fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of each fund.

Underlying fund risks — Because each fund’s investments consist of underlying funds, each fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying funds’ investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

20	American Funds Retirement Income Portfolio Series

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the underlying fund.

Interest rate risk — The values and liquidity of the securities held by the underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The underlying fund may invest in variable and floating rate securities. When the underlying fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the underlying fund may not be able to maintain a positive yield and, given the current low interest rate environment, risks associated with rising rates are currently heightened.

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

American Funds Retirement Income Portfolio Series	21

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to each fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended October 31, 2020, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses and capital losses related to sales of certain securities within 30 days of purchase. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as distributions for tax purposes.

22	American Funds Retirement Income Portfolio Series

Additional tax basis disclosures for each fund as of October 31, 2020, were as follows (dollars in thousands):

	Conservative	Moderate	Enhanced
	Portfolio	Portfolio	Portfolio
Undistributed ordinary income	$558	$159	$480
Undistributed long-term capital gains	8,216	12,960	3,939
Gross unrealized appreciation on investments	45,694	42,652	41,188
Gross unrealized depreciation on investments	(12,841)	(19,845)	(17,998)
Net unrealized appreciation on investments	32,853	22,807	23,190
Cost of investments	1,089,089	1,113,497	1,094,139
Reclassification from total distributable earnings to capital paid in on shares of beneficial interest	1,781	1,936	1,757

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Conservative Portfolio

	Year ended October 31, 2020						Year ended October 31, 2019
					Total						Total
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class A	$15,579		$3,915		$19,494		$10,935		$2,966		$13,901
Class C	1,932		698		2,630		1,536		589		2,125
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	473		109		582		298		85		383
Class F-2	2,590		598		3,188		1,610		377		1,987
Class F-3	189		44		233		88		9		97
Class R-1	27		11		38		18		6		24
Class R-2	26		9		35		25		8		33
Class R-2E	—	*	—	*	—	*	—	*	—	*	—	*
Class R-3	68		19		87		42		15		57
Class R-4	1,740		462		2,202		1,242		342		1,584
Class R-5E	26		12		38		43		12		55
Class R-5	23		2		25		3		—	*	3
Class R-6	676		170		846		465		95		560
Total	$23,349		$6,049		$29,398		$16,305		$4,504		$20,809

Moderate Portfolio

	Year ended October 31, 2020						Year ended October 31, 2019
					Total						Total
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid

Class A	$22,859		$10,030		$32,889		$18,380		$6,928		$25,308
Class C	1,881		1,171		3,052		1,693		897		2,590
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	485		176		661		350		142		492
Class F-2	2,681		1,059		3,740		2,055		713		2,768
Class F-3	211		76		287		145		46		191
Class R-1	8		5		13		5		2		7
Class R-2	59		32		91		39		18		57
Class R-2E	2		1		3		1		—	*	1
Class R-3	29		13		42		20		9		29
Class R-4	30		16		46		20		5		25
Class R-5E	—	*	—	*	—	*	—	*	—	*	—	*
Class R-5	3		3		6		2		—	*	2
Class R-6	59		26		85		35		4		39
Total	$28,307		$12,608		$40,915		$22,745		$8,764		$31,509

See end of tables for footnotes.

American Funds Retirement Income Portfolio Series	23

Enhanced Portfolio

	Year ended October 31, 2020						Year ended October 31, 2019
					Total						Total
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class A	$22,233		$11,637		$33,870		$18,712		$8,105		$26,817
Class C	1,744		1,283		3,027		1,569		911		2,480
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	790		445		1,235		804		368		1,172
Class F-2	4,313		2,070		6,383		3,484		1,419		4,903
Class F-3	380		177		557		206		45		251
Class R-1	7		2		9		3		1		4
Class R-2	45		27		72		28		13		41
Class R-2E	3		2		5		2		—	*	2
Class R-3	42		22		64		26		10		36
Class R-4	23		11		34		20		8		28
Class R-5E	13		7		20		3		—	*	3
Class R-5	1		—	*	1		—	*	—	*	—	*
Class R-6	73		31		104		40		14		54
Total	$29,667		$15,714		$45,381		$24,897		$10,894		$35,791

*	Amount less than one thousand.

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes of each fund, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Classes C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Class R-3	0.50	0.75
Classes T, F-1 and R-4	0.25	0.50

24	American Funds Retirement Income Portfolio Series

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of October 31, 2020, unreimbursed expenses subject to reimbursement for the funds’ Class A shares were as follows (dollars in thousands):

Class A
Conservative Portfolio	$74
Moderate Portfolio	2
Enhanced Portfolio	—

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders. For the year ended October 31, 2020, CRMC voluntarily reimbursed transfer agent services fees of less than $1,000 total for Classes R-2E and R-5E of Conservative Portfolio, Classes R-2E, R-5E and R-5 of Moderate Portfolio, and Class R-5 of Enhanced Portfolio. CRMC does not intend to recoup these reimbursements.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to the series. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the series and market developments that impact underlying fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each underlying fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets for Class R-6 shares. CRMC receives administrative services fees at the annual rate of 0.03% of the average daily net assets of the Class R-6 shares of each underlying fund for CRMC’s provision of administrative services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class-specific expenses under the distribution services and transfer agent services agreements for the year ended October 31, 2020, were as follows:

Conservative Portfolio

	Distribution		Transfer agent
Share class	services		services
Class A	$1,896		$187
Class C	1,054		32
Class T	—		—	*
Class F-1	48		19
Class F-2	Not applicable		98
Class F-3	Not applicable		—	*
Class R-1	15		1
Class R-2	10		1
Class R-2E	—	*	—	*
Class R-3	15		4
Class R-4	174		70
Class R-5E	Not applicable		1
Class R-5	Not applicable		—	*
Class R-6	Not applicable		1
Total class-specific expenses	$3,212		$414

Moderate Portfolio

	Distribution		Transfer agent
Share class	services		services
Class A	$2,570		$208
Class C	952		23
Class T	—		—	*
Class F-1	45		17
Class F-2	Not applicable		89
Class F-3	Not applicable		—	*
Class R-1	4		—	*
Class R-2	19		2
Class R-2E	—	*	—	*
Class R-3	6		1
Class R-4	3		1
Class R-5E	Not applicable		—	*
Class R-5	Not applicable		—	*
Class R-6	Not applicable		—	*
Total class-specific expenses	$3,599		$341

See end of tables for footnote.

American Funds Retirement Income Portfolio Series	25

Enhanced Portfolio

	Distribution	Transfer agent
Share class	services	services
Class A	$2,426	$203
Class C	861	22
Class T	—	—	*
Class F-1	74	33
Class F-2	Not applicable	157
Class F-3	Not applicable	—	*
Class R-1	3	—	*
Class R-2	15	2
Class R-2E	1	—	*
Class R-3	8	1
Class R-4	2	—	*
Class R-5E	Not applicable	1
Class R-5	Not applicable	—	*
Class R-6	Not applicable	—	*
Total class-specific expenses	$3,390	$419

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation shown on the accompanying financial statements reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

7. Investment transactions

The funds made purchases and sales of investment securities during the year ended October 31, 2020, as follows (dollars in thousands):

	Purchases	Sales
Conservative Portfolio	$340,303	$43,701
Moderate Portfolio	203,860	49,390
Enhanced Portfolio	268,229	168,182

26	American Funds Retirement Income Portfolio Series

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Conservative Portfolio

				Reinvestments of						Net increase
	Sales*			distributions				Repurchases*		(decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2020

Class A	$332,850	29,413		$19,359		1,723		$(133,501)	(11,994)	$218,708	19,142
Class C	45,597	4,052		2,612		233		(28,341)	(2,538)	19,868	1,747
Class T	—	—		—		—		—	—	—	—
Class F-1	28,297	2,494		582		52		(18,709)	(1,649)	10,170	897
Class F-2	67,668	6,057		3,172		282		(49,627)	(4,394)	21,213	1,945
Class F-3	6,181	541		233		21		(2,588)	(227)	3,826	335
Class R-1	322	29		37		4		(340)	(32)	19	1
Class R-2	836	76		35		3		(1,015)	(90)	(144)	(11)
Class R-2E	1	—	†	—	†	—	†	— †	— †	1	— †
Class R-3	1,770	154		87		8		(522)	(45)	1,335	117
Class R-4	29,858	2,648		2,203		196		(15,470)	(1,371)	16,591	1,473
Class R-5E	209	19		38		3		(1,831)	(167)	(1,584)	(145)
Class R-5	1,704	150		24		2		(215)	(18)	1,513	134
Class R-6	6,681	585		846		75		(5,970)	(529)	1,557	131
Total net increase (decrease)	$521,974	46,218		$29,228		2,602		$(258,129)	(23,054)	$293,073	25,766

Year ended October 31, 2019

Class A	$193,557	17,668		$13,806		1,290		$(71,421)	(6,571)	$135,942	12,387
Class C	32,181	2,957		2,104		198		(16,811)	(1,552)	17,474	1,603
Class T	—	—		—		—		—	—	—	—
Class F-1	6,600	602		383		36		(2,793)	(256)	4,190	382
Class F-2	50,074	4,567		1,967		183		(19,164)	(1,761)	32,877	2,989
Class F-3	5,689	521		96		9		(1,391)	(128)	4,394	402
Class R-1	1,003	90		22		2		(388)	(35)	637	57
Class R-2	1,183	107		33		3		(700)	(63)	516	47
Class R-2E	1	—	†	—	†	—	†	— †	— †	1	— †
Class R-3	758	69		57		5		(665)	(60)	150	14
Class R-4	24,209	2,217		1,584		148		(7,993)	(737)	17,800	1,628
Class R-5E	347	32		55		5		(431)	(40)	(29)	(3)
Class R-5	210	19		3		—	†	— †	— †	213	19
Class R-6	14,683	1,352		550		51		(4,661)	(431)	10,572	972
Total net increase (decrease)	$330,495	30,201		$20,660		1,930		$(126,418)	(11,634)	$224,737	20,497

See end of tables for footnotes.

American Funds Retirement Income Portfolio Series	27

Moderate Portfolio

					Reinvestments of					Net increase
	Sales*				distributions			Repurchases*		(decrease)
Share class	Amount		Shares		Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2020

Class A	$238,356		20,912		$32,440	2,850		$(141,169)	(12,593)	$129,627	11,169
Class C	17,157		1,507		3,041	267		(19,923)	(1,776)	275	(2)
Class T	—		—		—	—		—	—	—	—
Class F-1	10,577		990		661	59		(5,451)	(502)	5,787	547
Class F-2	47,499		4,163		3,698	325		(35,352)	(3,138)	15,845	1,350
Class F-3	3,296		288		287	25		(2,350)	(205)	1,233	108
Class R-1	79		7		13	1		(2)	— †	90	8
Class R-2	1,324		114		91	8		(1,017)	(89)	398	33
Class R-2E	4		—	†	2	—	†	(33)	(3)	(27)	(3)
Class R-3	347		29		42	4		(44)	(4)	345	29
Class R-4	105		9		45	4		(721)	(64)	(571)	(51)
Class R-5E	—		—		—	—		—	—	—	—
Class R-5	—	†	—		5	—	†	(225)	(19)	(220)	(19)
Class R-6	1,133		103		84	7		(1,074)	(98)	143	12
Total net increase (decrease)	$319,877		28,122		$40,409	3,550		$(207,361)	(18,491)	$152,925	13,181

Year ended October 31, 2019

Class A	$218,598		19,533		$25,077	2,307		$(92,733)	(8,327)	$150,942	13,513
Class C	25,272		2,269		2,581	240		(15,914)	(1,435)	11,939	1,074
Class T	—		—		—	—		—	—	—	—
Class F-1	4,037		359		492	45		(3,787)	(337)	742	67
Class F-2	34,150		3,049		2,713	249		(17,264)	(1,557)	19,599	1,741
Class F-3	3,387		303		190	17		(2,409)	(219)	1,168	101
Class R-1	279		25		6	1		(27)	(3)	258	23
Class R-2	918		80		57	5		(468)	(42)	507	43
Class R-2E	66		6		1	—	†	— †	— †	67	6
Class R-3	312		28		29	3		(195)	(18)	146	13
Class R-4	744		65		25	2		(3)	— †	766	67
Class R-5E	—		—		—	—		—	—	—	—
Class R-5	214		19		1	—	†	— †	— †	215	19
Class R-6	1,558		141		39	3		(126)	(11)	1,471	133
Total net increase (decrease)	$289,535		25,877		$31,211	2,872		$(132,926)	(11,949)	$187,820	16,800

See end of tables for footnotes.

28	American Funds Retirement Income Portfolio Series

Enhanced Portfolio

			Reinvestments of					Net increase
	Sales*		distributions			Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2020

Class A	$207,763	17,935	$33,242	2,861		$(162,132)	(14,306)	$78,873	6,490
Class C	15,296	1,307	2,998	258		(19,174)	(1,681)	(880)	(116)
Class T	—	—	—	—		—	—	—	—
Class F-1	5,126	441	1,230	106		(10,394)	(902)	(4,038)	(355)
Class F-2	52,322	4,565	6,365	548		(41,401)	(3,621)	17,286	1,492
Class F-3	6,930	589	548	47		(2,692)	(251)	4,786	385
Class R-1	312	30	9	—	†	(335)	(28)	(14)	2
Class R-2	690	58	72	6		(302)	(25)	460	39
Class R-2E	—	—	5	—	†	— †	— †	5	—	†
Class R-3	575	49	64	6		(124)	(11)	515	44
Class R-4	221	19	34	3		— †	— †	255	22
Class R-5E	152	13	19	2		(173)	(15)	(2)	—	†
Class R-5	—	—	—	—		—	—	—	—
Class R-6	1,222	105	104	9		(100)	(9)	1,226	105
Total net increase (decrease)	$290,609	25,111	$44,690	3,846		$(236,827)	(20,849)	$98,472	8,108

Year ended October 31, 2019

Class A	$244,631	21,443	$26,270	2,376		$(114,160)	(10,011)	$156,741	13,808
Class C	27,417	2,399	2,463	224		(14,469)	(1,268)	15,411	1,355
Class T	—	—	—	—		—	—	—	—
Class F-1	8,958	782	1,169	106		(7,106)	(615)	3,021	273
Class F-2	64,224	5,627	4,894	441		(43,354)	(3,815)	25,764	2,253
Class F-3	8,188	719	250	22		(1,545)	(134)	6,893	607
Class R-1	241	21	4	—	†	(179)	(14)	66	7
Class R-2	1,045	90	41	4		(186)	(17)	900	77
Class R-2E	117	11	2	—	†	—	—	119	11
Class R-3	803	70	35	3		(5)	(1)	833	72
Class R-4	223	19	28	3		(118)	(10)	133	12
Class R-5E	431	37	3	—	†	(11)	(1)	423	36
Class R-5	—	—	—	—		—	—	—	—
Class R-6	989	85	53	5		(200)	(17)	842	73
Total net increase (decrease)	$357,267	31,303	$35,212	3,184		$(181,333)	(15,903)	$211,146	18,584

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

American Funds Retirement Income Portfolio Series	29

Financial highlights

Conservative Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
			Net gains									expenses to		expenses to
			(losses) on									average net		average net
	Net asset		securities		Dividends		Total	Net asset				assets before		assets after		Net		Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,		waivers/		waivers/		effective		net income
	beginning	investment	realized and	investment	investment	(from capital	and	end		end of period		reimburse-		reimburse-		expense		to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	Total return[2,3]	(in millions)		ments[4]		ments[3,4]		ratio[3,5]		net assets[3]
Class A:
10/31/2020	$11.30	$.25	$.17	$.42	$(.29)	$(.08)	$(.37)	$11.35	3.75%	$755		.37%		.37%		.64%		2.23%
10/31/2019	10.59	.28	.78	1.06	(.27)	(.08)	(.35)	11.30	10.32	535		.38		.38		.66		2.52
10/31/2018	10.99	.25	(.39)	(.14)	(.24)	(.02)	(.26)	10.59	(1.31)	370		.38		.38		.67		2.28
10/31/2017	10.43	.22	.58	.80	(.23)	(.01)	(.24)	10.99	7.83	277		.40		.36		.65		2.08
10/31/2016	10.21	.21	.22	.43	(.21)	—	(.21)	10.43	4.23	149		.54		.38		.68		2.03
Class C:
10/31/2020	11.24	.17	.17	.34	(.21)	(.08)	(.29)	11.29	3.06	116		1.07		1.07		1.34		1.55
10/31/2019	10.55	.20	.77	.97	(.20)	(.08)	(.28)	11.24	9.42	96		1.08		1.08		1.36		1.84
10/31/2018	10.94	.17	(.37)	(.20)	(.17)	(.02)	(.19)	10.55	(1.89)	73		1.08		1.08		1.37		1.59
10/31/2017	10.39	.15	.57	.72	(.16)	(.01)	(.17)	10.94	7.04	60		1.12		1.09		1.38		1.37
10/31/2016	10.20	.14	.21	.35	(.16)	—	(.16)	10.39	3.46	34		1.24		1.08		1.38		1.35

Class T:
10/31/2020	11.31	.29	.16	.45	(.32)	(.08)	(.40)	11.36	4.04 [6]	—	[7]	.07	[6]	.07	[6]	.34	[6]	2.57	[6]
10/31/2019	10.60	.31	.79	1.10	(.31)	(.08)	(.39)	11.31	10.62 [6]	—	[7]	.08	[6]	.08	[6]	.36	[6]	2.86	[6]
10/31/2018	10.99	.28	(.38)	(.10)	(.27)	(.02)	(.29)	10.60	(.95)[6]	—	[7]	.09	[6]	.09	[6]	.38	[6]	2.59	[6]
10/31/2017[8,9]	10.61	.13	.37	.50	(.12)	—	(.12)	10.99	4.76 [6,10]	—	[7]	.11	[6,11]	.06	[6,11]	.35	[6,11]	2.09	[6,11]
Class F-1:
10/31/2020	11.30	.25	.18	.43	(.29)	(.08)	(.37)	11.36	3.83	25		.38		.38		.65		2.21
10/31/2019	10.60	.28	.77	1.05	(.27)	(.08)	(.35)	11.30	10.20	15		.39		.39		.67		2.53
10/31/2018	10.99	.25	(.38)	(.13)	(.24)	(.02)	(.26)	10.60	(1.26)	10		.40		.40		.69		2.28
10/31/2017	10.43	.22	.58	.80	(.23)	(.01)	(.24)	10.99	7.78	9		.45		.41		.70		2.03
10/31/2016	10.21	.21	.22	.43	(.21)	—	(.21)	10.43	4.24	5		.54		.39		.69		2.05
Class F-2:
10/31/2020	11.32	.28	.16	.44	(.31)	(.08)	(.39)	11.37	3.97	105		.14		.14		.41		2.43
10/31/2019	10.61	.30	.79	1.09	(.30)	(.08)	(.38)	11.32	10.54	82		.14		.14		.42		2.73
10/31/2018	11.00	.28	(.39)	(.11)	(.26)	(.02)	(.28)	10.61	(1.01)	45		.16		.16		.45		2.52
10/31/2017	10.44	.24	.58	.82	(.25)	(.01)	(.26)	11.00	8.02	33		.20		.17		.46		2.27
10/31/2016	10.21	.22	.24	.46	(.23)	—	(.23)	10.44	4.53	15		.28		.15		.45		2.11
Class F-3:
10/31/2020	11.31	.29	.17	.46	(.32)	(.08)	(.40)	11.37	4.16	10		.04		.04		.31		2.57
10/31/2019	10.60	.30	.80	1.10	(.31)	(.08)	(.39)	11.31	10.65	6		.04		.04		.32		2.68
10/31/2018	10.99	.29	(.39)	(.10)	(.27)	(.02)	(.29)	10.60	(.92)	1		.05		.05		.34		2.67
10/31/2017[8,12]	10.49	.13	.55	.68	(.18)	—	(.18)	10.99	6.49 [10]	—	[7]	.15	[11]	.05	[11]	.34	[11]	1.58	[11]
Class R-1:
10/31/2020	11.27	.17	.16	.33	(.20)	(.08)	(.28)	11.32	3.00	1		1.08		1.08		1.35		1.53
10/31/2019	10.58	.20	.78	.98	(.21)	(.08)	(.29)	11.27	9.42	1		1.13		1.13		1.41		1.87
10/31/2018	10.98	.17	(.38)	(.21)	(.17)	(.02)	(.19)	10.58	(1.96)	1		1.14		1.14		1.43		1.57
10/31/2017	10.42	.13	.58	.71	(.14)	(.01)	(.15)	10.98	6.96	—	[7]	1.18		1.15		1.44		1.23
10/31/2016	10.21	.14	.24	.38	(.17)	—	(.17)	10.42	3.77	—	[7]	1.21		1.08		1.38		1.38
Class R-2:
10/31/2020	11.27	.20	.16	.36	(.22)	(.08)	(.30)	11.33	3.28	2		.89		.89		1.16		1.73
10/31/2019	10.58	.22	.77	.99	(.22)	(.08)	(.30)	11.27	9.58	2		.98		.98		1.26		2.04
10/31/2018	10.98	.19	(.38)	(.19)	(.19)	(.02)	(.21)	10.58	(1.79)	1		.92		.92		1.21		1.72
10/31/2017	10.42	.17	.58	.75	(.18)	(.01)	(.19)	10.98	7.27	1		.90		.87		1.16		1.59
10/31/2016	10.21	.16	.24	.40	(.19)	—	(.19)	10.42	3.93	—	[7]	1.05		.96		1.26		1.56
Class R-2E:
10/31/2020	11.32	.26	.16	.42	(.28)	(.08)	(.36)	11.38	3.82 [6]	—	[7]	.61	[6]	.33	[6]	.60	[6]	2.30	[6]
10/31/2019	10.61	.29	.79	1.08	(.29)	(.08)	(.37)	11.32	10.43 [6]	—	[7]	.50	[6]	.27	[6]	.55	[6]	2.66	[6]
10/31/2018	11.01	.26	(.38)	(.12)	(.26)	(.02)	(.28)	10.61	(1.17)[6]	—	[7]	.37	[6]	.28	[6]	.57	[6]	2.39	[6]
10/31/2017	10.44	.25	.58	.83	(.25)	(.01)	(.26)	11.01	8.09 [6]	—	[7]	.38	[6]	.14	[6]	.43	[6]	2.34	[6]
10/31/2016	10.21	.22	.21	.43	(.20)	—	(.20)	10.44	4.28 [6]	—	[7]	.61	[6]	.33	[6]	.63	[6]	2.16	[6]

See end of tables for footnotes.

30	American Funds Retirement Income Portfolio Series

Financial highlights (continued)

Conservative Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
			Net gains									expenses to		expenses to
			(losses) on									average net		average net
	Net asset		securities		Dividends		Total	Net asset				assets before		assets after		Net		Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,		waivers/		waivers/		effective		net income
	beginning	investment	realized and	investment	investment	(from capital	and	end		end of period		reimburse-		reimburse-		expense		to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	Total return[2,3]	(in millions)		ments[4]		ments[3,4]		ratio[3,5]		net assets[3]
Class R-3:
10/31/2020	$11.31	$.22	$.17	$.39	$(.26)	$(.08)	$(.34)	$11.36	3.47%	$4		.65%		.65%		.92%		1.97%
10/31/2019	10.60	.25	.77	1.02	(.23)	(.08)	(.31)	11.31	9.90	2		.69		.69		.97		2.26
10/31/2018	10.99	.21	(.37)	(.16)	(.21)	(.02)	(.23)	10.60	(1.52)	2		.69		.69		.98		1.92
10/31/2017	10.44	.18	.58	.76	(.20)	(.01)	(.21)	10.99	7.36	2		.73		.70		.99		1.72
10/31/2016	10.21	.17	.25	.42	(.19)	—	(.19)	10.44	4.18	1		.76		.68		.98		1.66
Class R-4:
10/31/2020	11.30	.25	.17	.42	(.28)	(.08)	(.36)	11.36	3.82	77		.39		.39		.66		2.24
10/31/2019	10.60	.28	.77	1.05	(.27)	(.08)	(.35)	11.30	10.21	60		.38		.38		.66		2.53
10/31/2018	10.99	.24	(.37)	(.13)	(.24)	(.02)	(.26)	10.60	(1.26)	40		.42		.42		.71		2.23
10/31/2017	10.44	.18	.62	.80	(.24)	(.01)	(.25)	10.99	7.77	35		.34		.28		.57		1.65
10/31/2016	10.21	.23	.20	.43	(.20)	—	(.20)	10.44	4.30	—	[7]	.48		.38		.68		2.18
Class R-5E:
10/31/2020	11.31	.30	.14	.44	(.24)	(.08)	(.32)	11.43	3.92	—	[7]	.21		.20		.47		2.70
10/31/2019	10.60	.30	.78	1.08	(.29)	(.08)	(.37)	11.31	10.49	2		.19		.19		.47		2.76
10/31/2018	10.99	.27	(.38)	(.11)	(.26)	(.02)	(.28)	10.60	(1.06)	2		.20		.20		.49		2.46
10/31/2017	10.43	.22	.60	.82	(.25)	(.01)	(.26)	10.99	8.02	2		.21		.13		.42		2.00
10/31/2016[8,13]	10.17	.23	.24	.47	(.21)	—	(.21)	10.43	4.72 [10]	—	[7]	.50	[11]	.26	[11]	.56	[11]	2.32	[11]
Class R-5:
10/31/2020	11.33	.28	.17	.45	(.32)	(.08)	(.40)	11.38	4.03	2		.08		.08		.35		2.41
10/31/2019	10.61	.29	.81	1.10	(.30)	(.08)	(.38)	11.33	10.68	—	[7]	.09		.08		.36		2.58
10/31/2018	11.01	.28	(.39)	(.11)	(.27)	(.02)	(.29)	10.61	(1.06)[6]	—	[7]	.28	[6]	.12	[6]	.41	[6]	2.55	[6]
10/31/2017	10.44	.24	.58	.82	(.24)	(.01)	(.25)	11.01	8.05	—	[7]	.44		.20		.49		2.28
10/31/2016	10.21	.22	.21	.43	(.20)	—	(.20)	10.44	4.27	—	[7]	.58		.34		.64		2.15
Class R-6:
10/31/2020	11.32	.29	.17	.46	(.32)	(.08)	(.40)	11.38	4.16	25		.04		.04		.31		2.59
10/31/2019	10.61	.30	.80	1.10	(.31)	(.08)	(.39)	11.32	10.64	24		.05		.05		.33		2.77
10/31/2018	11.00	.28	(.38)	(.10)	(.27)	(.02)	(.29)	10.61	(.93)	12		.06		.06		.35		2.59
10/31/2017	10.44	.25	.58	.83	(.26)	(.01)	(.27)	11.00	8.11	8		.10		.07		.36		2.38
10/31/2016	10.21	.25	.20	.45	(.22)	—	(.22)	10.44	4.43	6		.14		.06		.36		2.40

See end of tables for footnotes.

American Funds Retirement Income Portfolio Series	31

Financial highlights (continued)

Moderate Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
			Net (losses)										expenses to		expenses to
			gains on										average net		average net
	Net asset		securities		Dividends		Total	Net asset					assets before		assets after		Net		Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,			Net assets,		waivers/		waivers/		effective		net income
	beginning	investment	realized and	investment	investment	(from capital	and	end			end of period		reimburse-		reimburse-		expense		to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	Total return[2,3]		(in millions)		ments[4]		ments[3,4]		ratio[3,5]		net assets[3]
Class A:
10/31/2020	$11.58	$.29	$(.08)	$.21	$(.31)	$(.14)	$(.45)	$11.34	1.82%		$908		.35%		.35%		.62%		2.51%
10/31/2019	10.89	.30	.81	1.11	(.30)	(.12)	(.42)	11.58	10.53		798		.33		.33		.62		2.67
10/31/2018	11.28	.27	(.36)	(.09)	(.27)	(.03)	(.30)	10.89	(.84)		603		.37		.37		.66		2.40
10/31/2017	10.48	.25	.82	1.07	(.25)	(.02)	(.27)	11.28	10.40		458		.40		.39		.69		2.28
10/31/2016	10.26	.24	.22	.46	(.24)	—	(.24)	10.48	4.50		251		.47		.38		.69		2.31
Class C:
10/31/2020	11.53	.21	(.08)	.13	(.23)	(.14)	(.37)	11.29	1.10		93		1.05		1.05		1.32		1.83
10/31/2019	10.85	.22	.80	1.02	(.22)	(.12)	(.34)	11.53	9.70		95		1.06		1.06		1.35		1.95
10/31/2018	11.24	.19	(.36)	(.17)	(.19)	(.03)	(.22)	10.85	(1.52)		78		1.07		1.07		1.36		1.71
10/31/2017	10.44	.17	.83	1.00	(.18)	(.02)	(.20)	11.24	9.72		65		1.10		1.09		1.39		1.57
10/31/2016	10.25	.17	.21	.38	(.19)	—	(.19)	10.44	3.74		39		1.17		1.08		1.39		1.62
Class T:
10/31/2020	11.58	.32	(.08)	.24	(.34)	(.14)	(.48)	11.34	2.11	[6]	—	[7]	.06	[6]	.06	[6]	.33	[6]	2.83	[6]
10/31/2019	10.89	.33	.81	1.14	(.33)	(.12)	(.45)	11.58	10.82	[6]	—	[7]	.07	[6]	.07	[6]	.36	[6]	2.98	[6]
10/31/2018	11.28	.31	(.37)	(.06)	(.30)	(.03)	(.33)	10.89	(.57)[6]		—	[7]	.08	[6]	.08	[6]	.37	[6]	2.72	[6]
10/31/2017[8,9]	10.79	.14	.48	.62	(.13)	—	(.13)	11.28	5.80	[6,10]	—	[7]	.09	[6,11]	.08	[6,11]	.38	[6,11]	2.20	[6,11]
Class F-1:
10/31/2020	11.58	.28	(.07)	.21	(.31)	(.14)	(.45)	11.34	1.82		20		.37		.37		.64		2.48
10/31/2019	10.89	.29	.81	1.10	(.29)	(.12)	(.41)	11.58	10.46		15		.39		.39		.68		2.62
10/31/2018	11.28	.27	(.36)	(.09)	(.27)	(.03)	(.30)	10.89	(.89)		13		.39		.39		.68		2.40
10/31/2017	10.47	.25	.83	1.08	(.25)	(.02)	(.27)	11.28	10.46		12		.42		.41		.71		2.26
10/31/2016	10.27	.25	.19	.44	(.24)	—	(.24)	10.47	4.32		9		.48		.39		.70		2.37
Class F-2:
10/31/2020	11.60	.31	(.08)	.23	(.33)	(.14)	(.47)	11.36	2.05		100		.12		.12		.39		2.74
10/31/2019	10.91	.32	.81	1.13	(.32)	(.12)	(.44)	11.60	10.74		86		.13		.13		.42		2.87
10/31/2018	11.29	.29	(.35)	(.06)	(.29)	(.03)	(.32)	10.91	(.55)		62		.15		.15		.44		2.58
10/31/2017	10.49	.27	.82	1.09	(.27)	(.02)	(.29)	11.29	10.62		38		.17		.16		.46		2.44
10/31/2016	10.27	.26	.21	.47	(.25)	—	(.25)	10.49	4.68		14		.24		.15		.46		2.44
Class F-3:
10/31/2020	11.59	.33	(.09)	.24	(.34)	(.14)	(.48)	11.35	2.15		7		.03		.03		.30		2.88
10/31/2019	10.90	.33	.81	1.14	(.33)	(.12)	(.45)	11.59	10.85		6		.03		.03		.32		2.98
10/31/2018	11.28	.31	(.36)	(.05)	(.30)	(.03)	(.33)	10.90	(.45)		5		.04		.04		.33		2.72
10/31/2017[8,12]	10.65	.20	.62	.82	(.19)	—	(.19)	11.28	7.80	[10]	—	[7]	.09	[11]	.06	[11]	.36	[11]	2.37	[11]
Class R-1:
10/31/2020	11.57	.20	(.07)	.13	(.23)	(.14)	(.37)	11.33	1.10		1		1.08		1.08		1.35		1.78
10/31/2019	10.89	.19	.84	1.03	(.23)	(.12)	(.35)	11.57	9.71		—	[7]	1.09		1.09		1.38		1.73
10/31/2018	11.27	.19	(.35)	(.16)	(.19)	(.03)	(.22)	10.89	(1.45)[6]		—	[7]	1.05	[6]	1.05	[6]	1.34	[6]	1.65	[6]
10/31/2017	10.47	.18	.82	1.00	(.18)	(.02)	(.20)	11.27	9.69	[6]	—	[7]	1.08	[6]	1.07	[6]	1.37	[6]	1.64	[6]
10/31/2016	10.27	.18	.20	.38	(.18)	—	(.18)	10.47	3.77	[6]	—	[7]	1.08	[6]	.95	[6]	1.26	[6]	1.72	[6]
Class R-2:
10/31/2020	11.54	.23	(.08)	.15	(.25)	(.14)	(.39)	11.30	1.34		3		.86		.86		1.13		2.06
10/31/2019	10.86	.23	.81	1.04	(.24)	(.12)	(.36)	11.54	9.82		3		.97		.97		1.26		2.03
10/31/2018	11.26	.20	(.35)	(.15)	(.22)	(.03)	(.25)	10.86	(1.37)		2		.94		.94		1.23		1.81
10/31/2017	10.48	.22	.80	1.02	(.22)	(.02)	(.24)	11.26	9.91		1		.88		.87		1.17		1.97
10/31/2016	10.26	.21	.24	.45	(.23)	—	(.23)	10.48	4.43	[6]	—	[7]	.75	[6]	.64	[6]	.95	[6]	2.00	[6]
Class R-2E:
10/31/2020	11.59	.25	(.09)	.16	(.25)	(.14)	(.39)	11.36	1.42	[6]	—	[7]	.75	[6]	.74	[6]	1.01	[6]	2.19	[6]
10/31/2019	10.91	.24	.86	1.10	(.30)	(.12)	(.42)	11.59	10.40	[6]	—	[7]	.64	[6]	.64	[6]	.93	[6]	2.08	[6]
10/31/2018	11.30	.29	(.36)	(.07)	(.29)	(.03)	(.32)	10.91	(.66)[6]		—	[7]	.29	[6]	.20	[6]	.49	[6]	2.59	[6]
10/31/2017	10.49	.28	.82	1.10	(.27)	(.02)	(.29)	11.30	10.68	[6]	—	[7]	.36	[6]	.15	[6]	.45	[6]	2.54	[6]
10/31/2016	10.27	.25	.20	.45	(.23)	—	(.23)	10.49	4.45	[6]	—	[7]	.50	[6]	.32	[6]	.63	[6]	2.42	[6]

See end of tables for footnotes.

32	American Funds Retirement Income Portfolio Series

Financial highlights (continued)

Moderate Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
			Net (losses)									expenses to		expenses to
			gains on									average net		average net
	Net asset		securities		Dividends		Total	Net asset				assets before		assets after		Net		Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,		waivers/		waivers/		effective		net income
	beginning	investment	realized and	investment	investment	(from capital	and	end		end of period		reimburse-		reimburse-		expense		to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	Total return[2,3]	(in millions)		ments[4]		ments[3,4]		ratio[3,5]		net assets[3]
Class R-3:
10/31/2020	$11.57	$.25	$(.07)	$.18	$(.28)	$(.14)	$(.42)	$11.33	1.61%	$1		.59%		.59%		.86%		2.22%
10/31/2019	10.88	.28	.80	1.08	(.27)	(.12)	(.39)	11.57	10.23	1		.63		.63		.92		2.46
10/31/2018	11.27	.24	(.36)	(.12)	(.24)	(.03)	(.27)	10.88	(1.10)	1		.65		.65		.94		2.14
10/31/2017	10.49	.21	.85	1.06	(.26)	(.02)	(.28)	11.27	10.29	—	[7]	.67		.65		.95		1.91
10/31/2016	10.27	.26	.20	.46	(.24)	—	(.24)	10.49	4.52 [6]	—	[7]	.39	[6]	.25	[6]	.56	[6]	2.49	[6]
Class R-4:
10/31/2020	11.58	.31	(.10)	.21	(.31)	(.14)	(.45)	11.34	1.83	1		.33		.33		.60		2.76
10/31/2019	10.90	.26	.84	1.10	(.30)	(.12)	(.42)	11.58	10.43	1		.38		.38		.67		2.35
10/31/2018	11.29	.27	(.36)	(.09)	(.27)	(.03)	(.30)	10.90	(.80)	—	[7]	.35		.35		.64		2.36
10/31/2017	10.48	.25	.84	1.09	(.26)	(.02)	(.28)	11.29	10.60	—	[7]	.33		.31		.61		2.27
10/31/2016	10.27	.22	.22	.44	(.23)	—	(.23)	10.48	4.35 [6]	—	[7]	.49	[6]	.38	[6]	.69	[6]	2.17	[6]
Class R-5E:
10/31/2020	11.59	.33	(.08)	.25	(.34)	(.14)	(.48)	11.36	2.19	—	[7]	.23		.04		.31		2.85
10/31/2019	10.90	.32	.80	1.12	(.31)	(.12)	(.43)	11.59	10.66 [6]	—	[7]	.22	[6]	.20	[6]	.49	[6]	2.84	[6]
10/31/2018	11.29	.30	(.37)	(.07)	(.29)	(.03)	(.32)	10.90	(.65)[6]	—	[7]	.18	[6]	.15	[6]	.44	[6]	2.64	[6]
10/31/2017	10.48	.28	.82	1.10	(.27)	(.02)	(.29)	11.29	10.73	—	[7]	.28		.14		.44		2.54
10/31/2016[8,13]	10.23	.25	.24	.49	(.24)	—	(.24)	10.48	4.88 [10]	—	[7]	.40	[11]	.26	[11]	.57	[11]	2.61	[11]
Class R-5:
10/31/2020	11.60	.33	(.10)	.23	(.31)	(.14)	(.45)	11.38	2.02	—	[7]	.14		.10		.37		2.83
10/31/2019	10.91	.39	.74	1.13	(.32)	(.12)	(.44)	11.60	10.73	—	[7]	.13		.09		.38		3.39
10/31/2018	11.30	.30	(.36)	(.06)	(.30)	(.03)	(.33)	10.91	(.60)	—	[7]	.34		.11		.40		2.68
10/31/2017	10.49	.27	.82	1.09	(.26)	(.02)	(.28)	11.30	10.62	—	[7]	.41		.21		.51		2.47
10/31/2016	10.27	.25	.20	.45	(.23)	—	(.23)	10.49	4.44	—	[7]	.48		.34		.65		2.40
Class R-6:
10/31/2020	11.61	.33	(.09)	.24	(.34)	(.14)	(.48)	11.37	2.14	2		.04		.04		.31		2.90
10/31/2019	10.92	.31	.83	1.14	(.33)	(.12)	(.45)	11.61	10.83	2		.05		.04		.33		2.77
10/31/2018	11.30	.31	(.36)	(.05)	(.30)	(.03)	(.33)	10.92	(.46)	—	[7]	.09		.05		.34		2.76
10/31/2017	10.49	.28	.83	1.11	(.28)	(.02)	(.30)	11.30	10.82	—	[7]	.08		.07		.37		2.61
10/31/2016	10.27	.26	.20	.46	(.24)	—	(.24)	10.49	4.54	—	[7]	.34		.21		.52		2.53

See end of tables for footnotes.

American Funds Retirement Income Portfolio Series	33

Financial highlights (continued)

Enhanced Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
			Net (losses)									expenses to		expenses to
			gains on									average net		average net
	Net asset		securities		Dividends		Total	Net asset				assets before		assets after		Net		Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,		waivers/		waivers/		effective		net income
	beginning	investment	realized and	investment	investment	(from capital	and	end		end of period		reimburse-		reimburse-		expense		to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	Total return[2,3]	(in millions)		ments[4]		ments[3,4]		ratio[3,5]		net assets[3]
Class A:
10/31/2020	$11.91	$.32	$(.26)	$.06	$(.32)	$(.17)	$(.49)	$11.48	.50%	$834		.35%		.35%		.64%		2.73%
10/31/2019	11.21	.31	.86	1.17	(.32)	(.15)	(.47)	11.91	10.81	787		.36		.36		.66		2.69
10/31/2018	11.59	.29	(.35)	(.06)	(.29)	(.03)	(.32)	11.21	(.53)	586		.37		.37		.68		2.51
10/31/2017	10.54	.27	1.09	1.36	(.27)	(.04)	(.31)	11.59	13.07	426		.40		.39		.71		2.43
10/31/2016	10.33	.27	.19	.46	(.25)	—	(.25)	10.54	4.55	215		.48		.38		.70		2.54
Class C:
10/31/2020	11.86	.24	(.27)	(.03)	(.23)	(.17)	(.40)	11.43	(.22)	83		1.05		1.05		1.34		2.04
10/31/2019	11.17	.23	.85	1.08	(.24)	(.15)	(.39)	11.86	10.00	87		1.06		1.06		1.36		2.00
10/31/2018	11.55	.21	(.35)	(.14)	(.21)	(.03)	(.24)	11.17	(1.22)	67		1.07		1.07		1.38		1.82
10/31/2017	10.51	.19	1.09	1.28	(.20)	(.04)	(.24)	11.55	12.28	59		1.10		1.09		1.41		1.73
10/31/2016	10.32	.20	.19	.39	(.20)	—	(.20)	10.51	3.83	31		1.19		1.09		1.41		1.89
Class T:
10/31/2020	11.91	.35	(.26)	.09	(.35)	(.17)	(.52)	11.48	.79 [6]	—	[7]	.06	[6]	.06	[6]	.35	[6]	3.04	[6]
10/31/2019	11.21	.35	.85	1.20	(.35)	(.15)	(.50)	11.91	11.12 [6]	—	[7]	.07	[6]	.07	[6]	.37	[6]	3.04	[6]
10/31/2018	11.59	.33	(.36)	(.03)	(.32)	(.03)	(.35)	11.21	(.26)[6]	—	[7]	.08	[6]	.08	[6]	.39	[6]	2.83	[6]
10/31/2017[8,9]	10.98	.15	.60	.75	(.14)	—	(.14)	11.59	6.90 [6,10]	—	[7]	.09	[6,11]	.08	[6,11]	.40	[6,11]	2.30	[6,11]
Class F-1:
10/31/2020	11.91	.31	(.26)	.05	(.31)	(.17)	(.48)	11.48	.45	26		.39		.39		.68		2.71
10/31/2019	11.21	.31	.85	1.16	(.31)	(.15)	(.46)	11.91	10.77	31		.39		.39		.69		2.69
10/31/2018	11.59	.29	(.35)	(.06)	(.29)	(.03)	(.32)	11.21	(.56)	26		.40		.40		.71		2.48
10/31/2017	10.54	.26	1.09	1.35	(.26)	(.04)	(.30)	11.59	13.01	19		.43		.42		.74		2.37
10/31/2016	10.33	.25	.21	.46	(.25)	—	(.25)	10.54	4.55	17		.48		.39		.71		2.34
Class F-2:
10/31/2020	11.93	.34	(.26)	.08	(.34)	(.17)	(.51)	11.50	.72	152		.13		.13		.42		2.95
10/31/2019	11.22	.33	.87	1.20	(.34)	(.15)	(.49)	11.93	11.11	140		.14		.14		.44		2.89
10/31/2018	11.60	.31	(.34)	(.03)	(.32)	(.03)	(.35)	11.22	(.32)	106		.15		.15		.46		2.68
10/31/2017	10.55	.29	1.09	1.38	(.29)	(.04)	(.33)	11.60	13.29	71		.18		.17		.49		2.64
10/31/2016	10.33	.28	.21	.49	(.27)	—	(.27)	10.55	4.82	27		.25		.15		.47		2.63

Class F-3:
10/31/2020	11.92	.36	(.27)	.09	(.35)	(.17)	(.52)	11.49	.83	14		.03		.03		.32		3.09
10/31/2019	11.21	.35	.86	1.21	(.35)	(.15)	(.50)	11.92	11.25	10		.03		.03		.33		3.06
10/31/2018	11.59	.34	(.36)	(.02)	(.33)	(.03)	(.36)	11.21	(.23)	2		.05		.05		.36		2.94
10/31/2017[8,12]	10.81	.22	.77	.99	(.21)	—	(.21)	11.59	9.22 [10]	1		.10	[11]	.07	[11]	.39	[11]	2.56	[11]
Class R-1:
10/31/2020	11.91	.26	(.28)	(.02)	(.26)	(.17)	(.43)	11.46	(.16)[6]	—	[7]	1.02	[6]	1.02	[6]	1.31	[6]	2.27	[6]
10/31/2019	11.20	.24	.86	1.10	(.24)	(.15)	(.39)	11.91	10.14 [6]	—	[7]	1.06	[6]	1.06	[6]	1.36	[6]	2.10	[6]
10/31/2018	11.59	.23	(.37)	(.14)	(.22)	(.03)	(.25)	11.20	(1.19)[6]	—	[7]	.98	[6]	.97	[6]	1.28	[6]	2.00	[6]
10/31/2017	10.54	.21	1.11	1.32	(.23)	(.04)	(.27)	11.59	12.62 [6]	—	[7]	.90	[6]	.84	[6]	1.16	[6]	1.92	[6]
10/31/2016	10.33	.22	.25	.47	(.26)	—	(.26)	10.54	4.59 [6]	—	[7]	.55	[6]	.43	[6]	.75	[6]	2.10	[6]
Class R-2:
10/31/2020	11.85	.25	(.25)	— [14]	(.26)	(.17)	(.43)	11.42	.02	2		.85		.85		1.14		2.19
10/31/2019	11.16	.23	.87	1.10	(.26)	(.15)	(.41)	11.85	10.24	2		.93		.93		1.23		1.99
10/31/2018	11.56	.22	(.35)	(.13)	(.24)	(.03)	(.27)	11.16	(1.12)	1		.89		.89		1.20		1.90
10/31/2017	10.52	.19	1.12	1.31	(.23)	(.04)	(.27)	11.56	12.57	1		.88		.87		1.19		1.70
10/31/2016	10.33	.21	.21	.42	(.23)	—	(.23)	10.52	4.08	—	[7]	1.01		.93		1.25		1.94
Class R-2E:
10/31/2020	11.92	.27	(.26)	.01	(.27)	(.17)	(.44)	11.49	.05 [6]	—	[7]	.79	[6]	.79	[6]	1.08	[6]	2.29	[6]
10/31/2019	11.23	.22	.91	1.13	(.29)	(.15)	(.44)	11.92	10.45 [6]	—	[7]	.76	[6]	.76	[6]	1.06	[6]	1.89	[6]
10/31/2018	11.61	.32	(.36)	(.04)	(.31)	(.03)	(.34)	11.23	(.34)[6]	—	[7]	.27	[6]	.19	[6]	.50	[6]	2.72	[6]
10/31/2017	10.55	.30	1.09	1.39	(.29)	(.04)	(.33)	11.61	13.35 [6]	—	[7]	.36	[6]	.15	[6]	.47	[6]	2.70	[6]
10/31/2016	10.33	.27	.20	.47	(.25)	—	(.25)	10.55	4.60 [6]	—	[7]	.49	[6]	.33	[6]	.65	[6]	2.62	[6]

See end of tables for footnotes.

34	American Funds Retirement Income Portfolio Series

Financial highlights (continued)

Enhanced Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
			Net (losses)									expenses to		expenses to
			gains on									average net		average net
	Net asset		securities		Dividends		Total	Net asset				assets before		assets after		Net		Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,		waivers/		waivers/		effective		net income
	beginning	investment	realized and	investment	investment	(from capital	and	end		end of period		reimburse-		reimburse-		expense		to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	Total return[2,3]	(in millions)		ments[4]		ments[3,4]		ratio[3,5]		net assets[3]
Class R-3:
10/31/2020	$11.89	$.29	$(.26)	$.03	$(.30)	$(.17)	$(.47)	$11.45	.23%	$2		.56%		.56%		.85%		2.47%
10/31/2019	11.20	.27	.87	1.14	(.30)	(.15)	(.45)	11.89	10.53	2		.64		.64		.94		2.35
10/31/2018	11.59	.28	(.38)	(.10)	(.26)	(.03)	(.29)	11.20	(.85)	1		.67		.67		.98		2.40
10/31/2017	10.54	.24	1.08	1.32	(.23)	(.04)	(.27)	11.59	12.69	—	[7]	.72		.71		1.03		2.16
10/31/2016	10.33	.25	.19	.44	(.23)	—	(.23)	10.54	4.35	—	[7]	.76		.67		.99		2.43
Class R-4:
10/31/2020	11.92	.32	(.25)	.07	(.33)	(.17)	(.50)	11.49	.59	1		.27		.27		.56		2.74
10/31/2019	11.21	.32	.86	1.18	(.32)	(.15)	(.47)	11.92	10.95	1		.33		.33		.63		2.80
10/31/2018	11.60	.30	(.36)	(.06)	(.30)	(.03)	(.33)	11.21	(.55)	1		.32		.32		.63		2.59
10/31/2017	10.54	.28	1.09	1.37	(.27)	(.04)	(.31)	11.60	13.17	—	[7]	.37		.36		.68		2.49
10/31/2016	10.33	.30	.16	.46	(.25)	—	(.25)	10.54	4.52	—	[7]	.46		.39		.71		2.81
Class R-5E:
10/31/2020	11.92	.35	(.27)	.08	(.34)	(.17)	(.51)	11.49	.69	—	[7]	.17		.17		.46		2.97
10/31/2019	11.22	.34	.85	1.19	(.34)	(.15)	(.49)	11.92	10.99	—	[7]	.21		.21		.51		2.94
10/31/2018	11.60	.32	(.36)	(.04)	(.31)	(.03)	(.34)	11.22	(.33)[6]	—	[7]	.17	[6]	.15	[6]	.46	[6]	2.75	[6]
10/31/2017	10.54	.30	1.09	1.39	(.29)	(.04)	(.33)	11.60	13.40	—	[7]	.28		.14		.46		2.71
10/31/2016[8,13]	10.30	.28	.22	.50	(.26)	—	(.26)	10.54	4.93 [10]	—	[7]	.39	[11]	.27	[11]	.59	[11]	2.85	[11]
Class R-5:
10/31/2020	11.93	.36	(.26)	.10	(.35)	(.17)	(.52)	11.51	.86	—	[7]	.22		.04		.33		3.06
10/31/2019	11.23	.35	.85	1.20	(.35)	(.15)	(.50)	11.93	11.10 [6]	—	[7]	.21	[6]	.09	[6]	.39	[6]	3.01	[6]
10/31/2018	11.61	.33	(.36)	(.03)	(.32)	(.03)	(.35)	11.23	(.28)[6]	—	[7]	.27	[6]	.11	[6]	.42	[6]	2.79	[6]
10/31/2017	10.55	.29	1.09	1.38	(.28)	(.04)	(.32)	11.61	13.29	—	[7]	.41		.20		.52		2.65
10/31/2016	10.33	.27	.20	.47	(.25)	—	(.25)	10.55	4.59	—	[7]	.47		.34		.66		2.61
Class R-6:
10/31/2020	11.93	.35	(.26)	.09	(.35)	(.17)	(.52)	11.50	.82	3		.04		.04		.33		3.00
10/31/2019	11.23	.35	.85	1.20	(.35)	(.15)	(.50)	11.93	11.14	2		.06		.04		.34		3.05
10/31/2018	11.61	.32	(.34)	(.02)	(.33)	(.03)	(.36)	11.23	(.24)	1		.09		.05		.36		2.73
10/31/2017	10.55	.26	1.14	1.40	(.30)	(.04)	(.34)	11.61	13.49	—	[7]	.08		.06		.38		2.24
10/31/2016	10.33	.26	.22	.48	(.26)	—	(.26)	10.55	4.70	—	[7]	.32		.20		.52		2.54

See end of tables for footnotes.

American Funds Retirement Income Portfolio Series	35

Financial highlights (continued)

	Year ended October 31,
Portfolio turnover rate for all share classes	2020	2019	2018	2017	2016
Conservative Portfolio	5%	2%	3%	2%	—%[15]
Moderate Portfolio	5	1	1	3	—	[15]
Enhanced Portfolio	15	3	2	1	3

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services, reimbursed transfer agent services for certain share classes and reimbursed a portion of miscellaneous fees and expenses during the funds’ startup period.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See expense example for further information regarding fees and expenses.
[6]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[7]	Amount less than $1 million.
[8]	Based on operations for a period that is less than a full year.
[9]	Class T shares began investment operations on April 7, 2017.
[10]	Not annualized.
[11]	Annualized.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Class R-5E shares began investment operations on November 20, 2015.
[14]	Amount less than $.01.
[15]	Amount is either less than 1% or there is no turnover.

See notes to financial statements.

36	American Funds Retirement Income Portfolio Series

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of American Funds Retirement Income Portfolio Series:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of the American Funds Retirement Income Portfolio Series (the “Funds”) comprising the American Funds Conservative Portfolio, American Funds Moderate Portfolio, and American Funds Enhanced Portfolio, including the investment portfolios, as of October 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of October 31, 2020, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of October 31, 2020, by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Costa Mesa, California
December 11, 2020

We have served as the auditor of one or more American Funds investment companies since 1956.

American Funds Retirement Income Portfolio Series	37

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including distribution and service (12b-1) fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (May 1, 2020, through October 31, 2020).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

38	American Funds Retirement Income Portfolio Series

Expense example (continued)

Conservative Portfolio

	Beginning account value 5/1/2020	Ending account value 10/31/2020	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,035.77	$1.85	.36%	$3.23	.63%
Class A – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.21	.63
Class C – actual return	1,000.00	1,031.61	5.43	1.06	6.81	1.33
Class C – assumed 5% return	1,000.00	1,019.86	5.40	1.06	6.77	1.33
Class T – actual return	1,000.00	1,037.15	.36	.07	1.75	.34
Class T – assumed 5% return	1,000.00	1,024.85	.36	.07	1.73	.34
Class F-1 – actual return	1,000.00	1,036.74	1.95	.38	3.34	.65
Class F-1 – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.31	.65
Class F-2 – actual return	1,000.00	1,036.76	.72	.14	2.10	.41
Class F-2 – assumed 5% return	1,000.00	1,024.50	.71	.14	2.09	.41
Class F-3 – actual return	1,000.00	1,038.23	.21	.04	1.59	.31
Class F-3 – assumed 5% return	1,000.00	1,025.00	.20	.04	1.58	.31
Class R-1 – actual return	1,000.00	1,032.28	5.53	1.08	6.92	1.35
Class R-1 – assumed 5% return	1,000.00	1,019.76	5.50	1.08	6.87	1.35
Class R-2 – actual return	1,000.00	1,032.99	4.30	.84	5.69	1.11
Class R-2 – assumed 5% return	1,000.00	1,020.97	4.28	.84	5.65	1.11
Class R-2E – actual return	1,000.00	1,036.57	1.80	.35	3.18	.62
Class R-2E – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.16	.62
Class R-3 – actual return	1,000.00	1,034.35	3.28	.64	4.67	.91
Class R-3 – assumed 5% return	1,000.00	1,021.98	3.26	.64	4.63	.91
Class R-4 – actual return	1,000.00	1,036.57	1.95	.38	3.34	.65
Class R-4 – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.31	.65
Class R-5E – actual return	1,000.00	1,036.62	1.54	.30	2.93	.57
Class R-5E – assumed 5% return	1,000.00	1,023.69	1.53	.30	2.91	.57
Class R-5 – actual return	1,000.00	1,038.07	.36	.07	1.75	.34
Class R-5 – assumed 5% return	1,000.00	1,024.85	.36	.07	1.73	.34
Class R-6 – actual return	1,000.00	1,038.17	.21	.04	1.59	.31
Class R-6 – assumed 5% return	1,000.00	1,025.00	.20	.04	1.58	.31

See end of tables for footnotes.

American Funds Retirement Income Portfolio Series	39

Expense example (continued)

Moderate Portfolio

	Beginning account value 5/1/2020	Ending account value 10/31/2020	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,041.74	$1.80	.35%	$3.19	.62%
Class A – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.16	.62
Class C – actual return	1,000.00	1,038.31	5.39	1.05	6.78	1.32
Class C – assumed 5% return	1,000.00	1,019.91	5.35	1.05	6.72	1.32
Class T – actual return	1,000.00	1,043.18	.31	.06	1.70	.33
Class T – assumed 5% return	1,000.00	1,024.90	.31	.06	1.68	.33
Class F-1 – actual return	1,000.00	1,041.64	1.90	.37	3.29	.64
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.26	.64
Class F-2 – actual return	1,000.00	1,042.79	.62	.12	2.01	.39
Class F-2 – assumed 5% return	1,000.00	1,024.60	.61	.12	1.99	.39
Class F-3 – actual return	1,000.00	1,043.33	.15	.03	1.55	.30
Class F-3 – assumed 5% return	1,000.00	1,025.05	.15	.03	1.53	.30
Class R-1 – actual return	1,000.00	1,038.24	5.55	1.08	6.94	1.35
Class R-1 – assumed 5% return	1,000.00	1,019.76	5.50	1.08	6.87	1.35
Class R-2 – actual return	1,000.00	1,039.65	4.16	.81	5.55	1.08
Class R-2 – assumed 5% return	1,000.00	1,021.12	4.13	.81	5.50	1.08
Class R-2E – actual return	1,000.00	1,039.80	3.70	.72	5.09	.99
Class R-2E – assumed 5% return	1,000.00	1,021.58	3.67	.72	5.04	.99
Class R-3 – actual return	1,000.00	1,040.69	3.09	.60	4.47	.87
Class R-3 – assumed 5% return	1,000.00	1,022.18	3.06	.60	4.43	.87
Class R-4 – actual return	1,000.00	1,041.76	1.65	.32	3.04	.59
Class R-4 – assumed 5% return	1,000.00	1,023.59	1.63	.32	3.01	.59
Class R-5E – actual return	1,000.00	1,044.25	.10	.02	1.49	.29
Class R-5E – assumed 5% return	1,000.00	1,025.10	.10	.02	1.48	.29
Class R-5 – actual return	1,000.00	1,043.08	.62	.12	2.01	.39
Class R-5 – assumed 5% return	1,000.00	1,024.60	.61	.12	1.99	.39
Class R-6 – actual return	1,000.00	1,043.20	.21	.04	1.60	.31
Class R-6 – assumed 5% return	1,000.00	1,025.00	.20	.04	1.58	.31

See end of tables for footnotes.

40	American Funds Retirement Income Portfolio Series

Expense example (continued)

Enhanced Portfolio

	Beginning account value 5/1/2020	Ending account value 10/31/2020	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,053.27	$1.76	.34%	$3.26	.63%
Class A – assumed 5% return	1,000.00	1,023.49	1.73	.34	3.21	.63
Class C – actual return	1,000.00	1,049.86	5.43	1.05	6.92	1.34
Class C – assumed 5% return	1,000.00	1,019.91	5.35	1.05	6.82	1.34
Class T – actual return	1,000.00	1,054.75	.31	.06	1.81	.35
Class T – assumed 5% return	1,000.00	1,024.90	.31	.06	1.79	.35
Class F-1 – actual return	1,000.00	1,052.98	1.97	.38	3.47	.67
Class F-1 – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.41	.67
Class F-2 – actual return	1,000.00	1,055.25	.67	.13	2.18	.42
Class F-2 – assumed 5% return	1,000.00	1,024.55	.66	.13	2.14	.42
Class F-3 – actual return	1,000.00	1,055.85	.16	.03	1.66	.32
Class F-3 – assumed 5% return	1,000.00	1,025.05	.15	.03	1.63	.32
Class R-1 – actual return	1,000.00	1,050.16	5.27	1.02	6.77	1.31
Class R-1 – assumed 5% return	1,000.00	1,020.06	5.19	1.02	6.67	1.31
Class R-2 – actual return	1,000.00	1,051.88	4.03	.78	5.53	1.07
Class R-2 – assumed 5% return	1,000.00	1,021.27	3.97	.78	5.45	1.07
Class R-2E – actual return	1,000.00	1,050.99	4.03	.78	5.53	1.07
Class R-2E – assumed 5% return	1,000.00	1,021.27	3.97	.78	5.45	1.07
Class R-3 – actual return	1,000.00	1,051.59	3.00	.58	4.50	.87
Class R-3 – assumed 5% return	1,000.00	1,022.28	2.96	.58	4.43	.87
Class R-4 – actual return	1,000.00	1,054.59	1.55	.30	3.06	.59
Class R-4 – assumed 5% return	1,000.00	1,023.69	1.53	.30	3.01	.59
Class R-5E – actual return	1,000.00	1,055.14	.88	.17	2.38	.46
Class R-5E – assumed 5% return	1,000.00	1,024.35	.87	.17	2.35	.46
Class R-5 – actual return	1,000.00	1,055.77	.10	.02	1.61	.31
Class R-5 – assumed 5% return	1,000.00	1,025.10	.10	.02	1.58	.31
Class R-6 – actual return	1,000.00	1,054.80	.16	.03	1.66	.32
Class R-6 – assumed 5% return	1,000.00	1,025.05	.15	.03	1.63	.32

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.

American Funds Retirement Income Portfolio Series	41

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The series hereby designates the following amounts for the year ended October 31, 2020:

	Conservative Portfolio	Moderate Portfolio	Enhanced Portfolio
Long-term capital gains	$7,813,000	$14,535,000	$17,468,000
Foreign taxes (per share)	$0.0005	$0.0006	$0.0012
Foreign source income (per share)	$0.006	$0.007	$0.015
Qualified dividend income	$14,329,000	$22,263,000	$27,421,000
Corporate dividends received deduction	$8,424,000	$13,297,000	$16,148,000
U.S. government income that may be exempt from state taxation	$4,977,000	$4,679,000	$3,689,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2021, to determine the calendar year amounts to be included on their 2020 tax returns. Shareholders should consult their tax advisors.

42	American Funds Retirement Income Portfolio Series

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the series[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
William H. Baribault, 1945	2015	Chairman of the Board and CEO, Oakwood Advisors (private investment and consulting); former CEO and President, Richard Nixon Foundation	89	General Finance Corporation
James G. Ellis, 1947	2015	Professor of Marketing and former Dean, Marshall School of Business, University of Southern California	98	Mercury General Corporation
Nariman Farvardin, 1956	2018	President, Stevens Institute of Technology	86	None
Mary Davis Holt, 1950	2015–2016 2017	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	86	None
R. Clark Hooper, 1946	2015	Private investor	89	None
Merit E. Janow, 1958	2015	Dean and Professor, Columbia University, School of International and Public Affairs	88	Mastercard Incorporated; Trimble Inc.
Margaret Spellings, 1957 Chairman of the Board (Independent and Non-Executive)	2015	President and CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina; former President, George W. Bush Foundation	90	None
Alexandra Trower, 1964	2018	Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	85	None
Paul S. Williams, 1959	2020	Former Partner/Managing Director, Major, Lindsey & Africa (executive recruiting firm)	85	Compass Minerals, Inc. (producer of salt and specialty fertilizers)

Interested trustees4,5

Name, year of birth and position with series	Year first elected a trustee or officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Michael C. Gitlin, 1970	2019	Vice Chairman and Director, Capital Research and Management Company; Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]; served as Head of Fixed Income at a large investment management firm prior to joining Capital Research and Management Company in 2015	85	None
Bradley J. Vogt, 1965	2015	Partner — Capital Research Global Investors, Capital Research and Management Company; Partner — Capital Research Global Investors, Capital Bank and Trust Company[6]	30	None

The series statement of additional information includes further details about the series trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the Capital Group website at capitalgroup.com. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

See page 44 for footnotes.

American Funds Retirement Income Portfolio Series	43

Other officers5

Name, year of birth and position with series	Year first elected an officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series
Andrew B. Suzman, 1967 President	2015	Partner — Capital World Investors, Capital Research and Management Company; Partner — Capital World Investors, Capital Bank and Trust Company[6]
Walt Burkley, 1966 Executive Vice President	2015	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Director, Capital Research Company[6]; Director, Capital Research and Management Company
Alan N. Berro, 1960 Senior Vice President	2015	Partner — Capital World Investors, Capital Research and Management Company; Partner — Capital World Investors, Capital Bank and Trust Company[6]; Director, The Capital Group Companies, Inc.[6]
Michelle J. Black, 1971 Senior Vice President	2020	Partner — Capital Solutions Group, Capital Research and Management Company
Samir Mathur, 1965 Senior Vice President	2020	Partner — Capital Solutions Group, Capital Research and Management Company
Wesley K. Phoa, 1966 Senior Vice President	2015	Partner — Capital Fixed Income Investors, Capital Bank and Trust Company[6]; Partner — Capital Solutions Group, Capital Research and Management Company
John R. Queen, 1965 Senior Vice President	2020	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Senior Vice President — Private Client Services Division, Capital Bank and Trust Company[6]
William L. Robbins, 1968 Senior Vice President	2020	Partner — Capital International Investors, Capital Research and Management Company; Partner — Capital International Investors, Capital Bank and Trust Company[6]
Maria Manotok, 1974 Vice President	2015	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Senior Vice President, Senior Counsel and Director, Capital International, Inc.[6];
		Director, Capital Group Investment Management Limited[6]
Steven I. Koszalka, 1964 Secretary	2015	Vice President — Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 1971 Treasurer	2015	Vice President — Investment Operations, Capital Research and Management Company
Susan K. Countess, 1966 Assistant Secretary	2015	Associate — Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2019	Assistant Vice President — Investment Operations, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer	2015	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the series serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the series investment adviser, Capital Research and Management Company, or affiliated entities (including the series principal underwriter).
[5]	All of the trustees and/or officers listed are officers and/or trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

44	American Funds Retirement Income Portfolio Series

Office of the series

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public
accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“Proxy Voting Guidelines for American Funds Retirement Income Portfolio Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on our website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Visit the Capital Group website for more information on the securities held by the underlying funds in the American Funds Retirement Income Portfolio Series portfolios.

American Funds Retirement Income Portfolio Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Funds Retirement Income Portfolio Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after December 31, 2020, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Each Standard & Poor’s index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2020 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2019.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2019. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2019. Fifteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 65% of the time, based on the 20-year period ended December 31, 2019, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that James G. Ellis, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

AFRIS

Registrant:
a) Audit Fees:
Audit	2019	25,000
	2020	49,000

b) Audit-Related Fees:
	2019	None
	2020	1,000

c) Tax Fees:
	2019	12,000
	2020	12,000
	The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
	2019	None
	2020	None

	Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
	Not Applicable

b) Audit-Related Fees:
	2019	1,591,000
	2020	1,605,000
	The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:

	2019	20,000
	2020	68,000
	The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
	2019	2,000
	2020	None
	The other fees consist of subscription services related to an accounting research tool.

	All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

	Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,625,000 for fiscal year 2019 and $1,685,000 for fiscal year 2020. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS RETIREMENT INCOME PORTFOLIO SERIES

By __/s/ Walter R. Burkley________________
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: December 31, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ Walter R. Burkley_____________
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: December 31, 2020

By ___/s/ Gregory F. Niland__________________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: December 31, 2020